CONTINGENT LIABILITIES (Details)	Aug. 29, 2017 $ / shares shares	May 26, 2017 shares	May 22, 2017 shares	May 19, 2017 shares	May 04, 2017 item $ / shares
Disclosure of contingent liabilities [line items]
Ifrs Business Acquisition Share Price | $ / shares	$ 18.00
Stillwater
Disclosure of contingent liabilities [line items]
Ifrs Business Acquisition Share Price | $ / shares					$ 18
Appraisal of Stock
Disclosure of contingent liabilities [line items]
Number of petitions | item					3
Trial period (in days)	4 days
Appraisal of Stock | In re Appraisal of Stillwater Mining Company
Disclosure of contingent liabilities [line items]
Purported number of shares of common stock	5,803,623
Appraisal of Stock | Blue Mountain Credit Alternatives Master Fund L.P. et al. vs. Stillwater Mining Company
Disclosure of contingent liabilities [line items]
Purported number of shares of common stock				4,219,523
Appraisal of Stock | Brigade Leveraged Capital Structures Fund Ltd. et al. vs. Stillwater Mining Company
Disclosure of contingent liabilities [line items]
Purported number of shares of common stock			1,200,000
Appraisal of Stock | Hillary Shane Revocable Trust, et al. vs. Stillwater Mining Company
Disclosure of contingent liabilities [line items]
Purported number of shares of common stock		384,000